Document and Entity Information	Sep. 06, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000833444
Document Type	8-K
Document Period End Date	Sep. 06, 2022
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Incorporation State Country Code	L2
Entity File Number	001-13836
Entity Tax Identification Number	98-0390500
Entity Address, Address Line One	One Albert Quay
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	(353)
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
M 4.625 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Notes due 2023
Trading Symbol	JCI23
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2023
Trading Symbol	JCI23A
Security Exchange Name	NYSE
M 3.625 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2024
Trading Symbol	JCI24A
Security Exchange Name	NYSE
M 1.375 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2025
Trading Symbol	JCI25A
Security Exchange Name	NYSE
M 3.900 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2026
Trading Symbol	JCI26A
Security Exchange Name	NYSE
M 0.375 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2027
Trading Symbol	JCI27
Security Exchange Name	NYSE
M 1.750 Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes due 2030
Trading Symbol	JCI30
Security Exchange Name	NYSE
M 2.000 Sustainability Linked Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Sustainability-Linked Senior Notes due 2031
Trading Symbol	JCI31
Security Exchange Name	NYSE
M 1.000 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2032
Trading Symbol	JCI32
Security Exchange Name	NYSE
M 6.000 Notes Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.000% Notes due 2036
Trading Symbol	JCI36A
Security Exchange Name	NYSE
M 5.70 Senior Notes Due 20412 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.70% Senior Notes due 2041
Trading Symbol	JCI41B
Security Exchange Name	NYSE
M 5.250 Senior Notes Due 20411 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% Senior Notes due 2041
Trading Symbol	JCI41C
Security Exchange Name	NYSE
M 4.625 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2044
Trading Symbol	JCI44A
Security Exchange Name	NYSE
M 5.125 Notes Due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.125% Notes due 2045
Trading Symbol	JCI45B
Security Exchange Name	NYSE
Financial Asset, 1 to 29 Days Past Due [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.950% Debentures due December 1, 2045
Trading Symbol	JCI45A
Security Exchange Name	NYSE
M 4.500 Senior Notes Due 2047 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2047
Trading Symbol	JCI47
Security Exchange Name	NYSE
M 4.950 Senior Notes Due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.950% Senior Notes due 2064
Trading Symbol	JCI64A
Security Exchange Name	NYSE